DERIVATIVES	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	Derivatives
First Financial maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate, prepayment and foreign currency volatility. Additionally, First Financial holds derivative instruments for the benefit of its commercial customers and for other business purposes. The Company does not enter into unhedged speculative derivative positions. The Company’s interest rate risk management strategy involves modifying the repricing characteristics of certain financial instruments so that changes in interest rates do not adversely affect First Financial’s net interest margin and cash flows. Derivative instruments that the Company may use as part of its interest rate risk management strategy include interest rate caps, floors, swaps, and foreign exchange contracts, to meet the needs of its clients while managing the interest and currency rate risk associated with certain transactions. First Financial may also utilize interest rate swaps to manage the interest rate risk profile of the Company. These derivatives are reported within Accumulated other comprehensive income (loss).
Interest rate payments are exchanged with counterparties based on the notional amount established in the interest rate agreement. As only interest rate payments are exchanged, the cash requirements and credit risk associated with interest rate swaps are significantly less than the notional amount and the Company’s credit risk exposure is limited to the market value of the instruments. First Financial does not use derivatives for speculative purposes.

First Financial manages this market value credit risk through counterparty credit policies including a review of total derivative notional position to total assets, total credit exposure to total capital and counterparty credit exposure risk.

For discussion of First Financial's accounting for derivative instruments, see Note 1 – Summary of Significant Accounting Policies.

Interest rate client derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Client derivative fees in the Consolidated Statements of Income. While these derivatives represent economic hedges, they do not qualify as hedges for accounting purposes.

At December 31, 2023, for interest rate derivatives, the Company had a total counterparty notional amount outstanding of $2.2 billion, spread among six counterparties, with an estimated fair value of $95.7 million. At December 31, 2022, the Company had interest rate derivatives with a total counterparty notional amount outstanding of $2.2 billion, spread among six counterparties, with an estimated fair value of $145.8 million.

First Financial monitors its derivative credit exposure to borrowers by monitoring the creditworthiness of the related loan customers through the Company's normal credit review processes. Additionally, the Company's monitors derivative credit risk exposure related to problem loans through the its ACL committee. First Financial considers the market value of a derivative instrument to be part of the carrying value of the related loan for these purposes as the borrower is contractually obligated to pay First Financial this amount in the event the derivative contract is terminated.

In connection with its use of derivative instruments, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

Foreign Exchange Contracts. First Financial may enter into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income. The Company has risk limits and internal controls in place to help ensure excessive risk is not being taken when providing this service to customers. These controls include a determination of currency volatility and credit equivalent exposure on these contracts. At December 31, 2023, the Company had total counterparty notional amount outstanding of $7.0 billion spread among five counterparties, with an estimated fair value of $23.9 million related to foreign exchange contracts, which is included in Accrued interest and other liabilities in the Consolidated Balance Sheets. At December 31, 2022, the Company had total counterparty notional amounts outstanding of $7.7 billion spread among five counterparties, with an estimated fair value of $17.3 million.

In connection with its use of foreign exchange contracts, First Financial and its counterparties may be required to post cash collateral to offset the market position of the derivative instruments. First Financial maintains the right to offset these derivative positions with the collateral posted against them by or with the relevant counterparties.

Cash Flow Hedges. In 2023, First Financial entered into interest rate collars and floors, which are designated as cash flow hedges. These cash flow hedges are utilized to mitigate interest rate risk on variable-rate commercial loan pools. As of December 31, 2023, the hedges were determined to be effective during the period and are expected to remain effective during the remaining terms. Changes in the fair value of cash flow hedges included in the assessment of hedge effectiveness are recorded in AOCI and reclassified from AOCI to current period earnings when the hedged item affects earnings. Reclassified gains and losses on interest rate contracts related to commercial and industrial loans are recorded within interest income in the Consolidated Statements of Income.

The structure of the interest rate collars is such that First Financial pays the counterparty an incremental amount if the collar index exceeds the cap rate. Conversely, First Financial receives an incremental amount if the index is below the floor rate. No payments are required if the collar index is between the cap and floor rates.

The structure of First Financial's interest rate floors is such that First Financial receives an incremental amount if the index falls below the floor strike rate. No payments are required if the index remains above the floor strike rate.

The notional value of the Company's cash flow hedges was $1.0 billion as of December 31, 2023, with the $3.8 million change in the fair value recorded in AOCI in the Consolidated Balance Sheet. There were no cash flow hedges outstanding at December 31, 2022. As of December 31, 2023, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 60 months. It is estimated that $0.7 million will be reclassified from OCI to interest income during the next 12 months.

The effect of derivative instruments in cash flow hedging relationships on the Consolidated Statements of Income were as follows:

		Twelve months ended
(Dollars in thousands)		December 31, 2023
Derivatives in Cash Flow Hedging Relationship	Location of Gain or (Loss) Reclassified from AOCI into income	Gain (loss) recognized in AOCI on Derivatives	Gain (loss) reclassified in AOCI on Derivatives
Interest rate contracts	Interest income/(expense)	$(3,755)	$237

The following table details the classification and amounts of interest rate derivatives, foreign exchange contracts and cash flow hedges recognized in the Consolidated Balance Sheets:

	December 31, 2023			December 31, 2022
		Estimated fair value			Estimated fair value
(Dollars in thousands)	Notional amount	Gain (1)	Loss (2)	Notional amount	Gain (1)	Loss (2)
Derivatives not designated as qualifying hedging instruments
Client derivatives-instruments associated with loans (3)
Matched interest rate swaps with borrower	$2,172,714	$13,232	$(104,343)	$2,206,351	$5,057	$(147,759)
Matched interest rate swaps with counterparty	2,172,714	104,092	(13,232)	2,206,351	147,759	(5,057)
Foreign exchange contracts (4)
Matched foreign exchange contracts with customers	7,021,569	84,731	(60,825)	7,734,395	111,078	(93,804)
Matched foreign exchange contracts with counterparty	6,972,870	60,825	(84,731)	7,681,006	93,804	(111,078)
Derivatives not designated as qualifying hedging instruments	18,339,867	262,880	(263,131)	19,828,103	357,698	(357,698)

Derivatives designated as qualifying hedging instruments
Cash flow hedges (5)
Interest rate collars and floors on loan pools	1,000,000	0	(6,896)	0	0	0
Total derivatives designated as qualifying hedging instruments	1,000,000	0	(6,896)	0	0	0
Total	$19,339,867	$262,880	$(270,027)	$19,828,103	$357,698	$(357,698)
(1) Derivative assets are included in Accrued interest and other assets in the Consolidated Balance Sheets.
(2) Derivative liabilities are included in Accrued interest and other liabilities in the Consolidated Balance Sheets.
(3) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(4) Changes in fair value are included in Foreign exchange income in the Consolidated Statements of Income.
(5) Changes in fair value are included in Accumulated comprehensive income in the Consolidated Balance sheets.

The following table discloses the gross and net amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

	December 31, 2023			December 31, 2022
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$117,324	$(270,678)	$(153,354)	$152,816	$(314,048)	$(161,232)
Foreign exchange contracts with counterparty	145,556	(55,959)	89,597	204,882	(101,945)	102,937
Cash flow hedges	(6,896)	4,886	(2,010)	0	0	0
Total	$255,984	$(321,751)	$(65,767)	$357,698	$(415,993)	$(58,295)
The following table details the derivative financial instruments and the average remaining maturities at December 31, 2023:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,172,714	4.7	$(91,111)
Pay fixed, matched interest rate swaps with counterparty	2,172,714	4.7	90,860
Foreign exchange contracts
Foreign exchange contracts - pay USD	7,021,569	0.6	23,906
Foreign exchange contracts - receive USD	6,972,870	0.6	(23,906)
Total client derivatives	18,339,867	1.6	(251)

Cash flow hedges
Interest rate collars and floors on loan pools	1,000,000	3.5	(6,896)
Total cash flow hedges	1,000,000	3.5	(6,896)
Total client derivatives	$19,339,867	1.7	$(7,147)

At December 31, 2023, derivative collateral owed by the Company to counterparty banks was $116.2 million with $21.6 million restricted within cash and due from banks on the Company's Consolidated Balance Sheets and $137.8 million recorded in short-term borrowings. Derivative collateral owed by the Company to counterparty banks at December 31, 2022 was $132.2 million with $25.0 million restricted within cash and due from banks and $157.2 million recorded in short-term borrowings.

Credit derivatives. In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes or sells a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will either make a payment or receive a payment from the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract. The total notional value of the purchased risk agreements totaled $232.5 million as of December 31, 2023 and $246.8 million as of December 31, 2022. The total notional value of the sold risk agreements totaled $109.2 million as of December 31, 2023 and $132.5 million as of December 31, 2022. The net fair value of these agreements is recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets and was $0.1 million at December 31, 2023 and insignificant at December 31, 2022.
Mortgage Derivatives. First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loans are intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and loans held for sale. At December 31, 2023, the notional amount of the IRLCs was $25.2 million and the notional amount of forward commitments was $25.5 million. As of December 31, 2022, the notional amount of IRLCs was $12.0 million and the notional amount of forward commitments was $15.3 million. The fair value of these agreements was $0.3 million at December 31, 2023 and $0.1 million at December 31, 2022 and was recorded in Accrued interest and other assets on the Consolidated Balance Sheets. The impact of these derivatives on Net gain on sale of loans in the Consolidated Statements of Income was a $0.7 million and $4.3 million gain for the years ended December 31, 2023 and 2022, respectively and a $3.3 million loss for the year ended December 31, 2021.